Note 5 - Other Balance Sheet Information	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]

Note 5.   Other Balance Sheet Information

Prepaid and other current assets consist of the following (in thousands):

	December 31, 2018	June 30, 2019
Prepaid clinical trial expenses	$5	$435
Equity issuance costs	—	343
Prepaid insurance	—	670
Other prepaid expenses	5	174

Total prepaid and other current assets	$10	$1,622

Accrued liabilities consist of the following (in thousands):

	December 31, 2018	June 30, 2019
Payroll and related expenses	$241	$508
Accrued term loan final payment	421	569
Accrued clinical trial expense	—	8
Professional fees and other costs	195	395

Total accrued liabilities	$857	$1,480